Intangible assets (Details 1)	12 Months Ended
Dec. 31, 2023 R$ / $
Inflation Brazil [Member]
IfrsStatementLineItems [Line Items]
Assumptions, 2024	4.00%
Assumptions, 2025	3.50%
Assumptions, 2026	3.50%
Assumptions, 2027	3.40%
Assumptions, 2028	3.40%
Inflation United States [Member]
IfrsStatementLineItems [Line Items]
Assumptions, 2024	2.21%
Assumptions, 2025	2.16%
Assumptions, 2026	2.16%
Assumptions, 2027	2.16%
Assumptions, 2028	2.16%
Discounted cash flow [member]
IfrsStatementLineItems [Line Items]
Exchange rate, 2024	5.00
Exchange rate, 2025	5.06
Exchange rate, 2026	5.13
Exchange rate, 2027	5.10
Exchange rate, 2028	5.10